Institutional Money Market Fund -- 1998 Semiannual Report

1998 Semiannual Report


[LOGO]

INSTITUTIONAL
MONEY MARKET
FUND

CONTENTS
----------------------------------------
Institutional Money Market Fund
----------------------------------------
Portfolio Managers' Letter . . . . .  1
Financial Statements and Notes . . .  3
Investments in Securities  . . . . . 10
Glossary***  . . . . . . . . . . . . 12


This report is intended for shareholders of Institutional Money Market Fund, but may also be used as sales literature if preceded or accompanied by a prospectus. The prospectus gives details about the charges, investment results, risks and operating policies of the fund.

*An investment in a Piper money market fund is neither insured nor guaranteed by the U.S. government, and there can be no assurance that the fund will be able to maintain a stable net asset value of $1 per share.

***This report includes a glossary to help you understand financial terms used in the portfolio managers' letter. When you see this symbol, it indicates a word that is defined in the glossary.

[LOGO]

INTERNATIONAL GROWTH FUNDS
----------------------------------------
Emerging Markets Growth Fund
Pacific-European Growth Fund


U.S. GROWTH FUNDS
----------------------------------------
Small Company Growth Fund
Emerging Growth Fund
Growth Fund


GROWTH AND INCOME FUNDS
----------------------------------------
Growth and Income Fund
Balanced Fund


INCOME FUNDS
----------------------------------------
Government Income Fund
Intermediate Bond Fund
Adjustable Rate Mortgage Securities Fund


TAX-EXEMPT INCOME FUNDS
----------------------------------------
National Tax-Exempt Fund
Minnesota Tax-Exempt Fund


CASH MANAGEMENT FUNDS*
----------------------------------------
Money Market Fund
U.S. Government Money Market Fund
Tax-Exempt Money Market Fund
Institutional Money Market Fund


Piper Funds provide you with the flexibility to help you pursue your financial goals. Among our funds, we offer a spectrum of investment objectives and convenient shareholder services to meet the varied needs of today's investors.

Contact your Piper Jaffray Investment Executive for more information, including prospectuses, about the Piper Funds, or call Mutual Fund Services at 800 866-7778. Please read the prospectuses carefully before investing.

An investment staple, cash management funds can help you organize your finances and build your assets.

INSTITUTIONAL MONEY MARKET FUND
-------------------------------------------------------------------------------

[PHOTO]

NANCY S. OLSEN
is primarily responsible for the management of Institutional Money Market Fund. She has 20 years of financial experience.
-------------------------------------------------------------------------------

May 7, 1998
-------------------------------------------------------------------------------

Dear Shareholders,

SINCE WE REPORTED TO YOU SIX MONTHS AGO THE SEVEN-DAY CURRENT YIELD FOR THE INSTITUTIONAL MONEY MARKET FUND DECREASED FROM 5.42% ON SEPTEMBER 30, 1997, TO 5.37% ON MARCH 31, 1998. SHORT-TERM INTEREST RATES FLUCTUATED DURING THE PERIOD WITH CHANGING EXPECTATIONS ABOUT ECONOMIC GROWTH. In the fourth quarter of 1997, the financial woes of economies in Asia and the potential spillover effects on the U.S. economy dominated headlines and influenced U.S. domestic bond and money markets. At the same time, reports on the U.S. economic environment portrayed a strong economy as evidenced by continued gains in manufacturing, employment, and consumption, but also lower than expected inflation as indicated by declines in crude oil, industrial commodity prices and gold. Yields on money market securities declined by 1% to 1.5% in the first part of the fourth quarter. In the last part of the fourth quarter, money market yields rose significantly due to year-end window dressing*** by corporations. Early in 1998, bond and money market yields declined as the window dressing effects went away. In addition, Federal Reserve Board (Fed) Chairman Alan Greenspan hinted at the reduced need for Fed restraint. Since then, the bond and money markets have continued to grapple with the opposite effects of a vigorous, expanding economy and a secular backdrop of low inflation, federal debt reduction and productivity enhancing technological advances.

WE PROVIDED YOU WITH A COMPETITIVE RETURN DURING THE YEAR BY MANAGING THE FUNDS' AVERAGE WEIGHTED MATURITY*** AND MAKING SOME CHANGES TO THE STRUCTURE OF THE FUND. We lengthened the average weighted maturity of the fund as we moved closer to year-end 1997 to take advantage of the higher rates available at that time. We continued to position the fund long to its benchmark throughout most of the first quarter of 1998. This strategy worked well given the decline in money market yields since the end of the fourth quarter of 1997. We also continued to add securities in the one-year area, thereby maintaining the barbell structure*** we put on in the third quarter of 1997. A barbell structure clusters maturities at both the short end of the yield curve*** (one to three months) and at

-------------------------------------------------------------------------------
30-DAY EFFECTIVE YIELD*


4/97    5.32
        5.35
6/97    5.38
        5.54
        5.56
9/97    5.54
        5.38
        5.42
12/97   5.50
        5.44
        5.46
3/98    5.51


This chart shows Institutional Money Market Fund's 30-day effective yield as of the end of each month. 30-day effective yield is the income generated by the fund over a 30-day period. This income is annualized and assumed to be reinvested.

* Past performance does not guarantee future results. The return of your investment will fluctuate. An investment in the fund is neither insured nor guaranteed by the U.S. government, and there can be no assurance that the fund will be able to maintain a stable net asset value of $1 per share.

*** This symbol represents a graduation cap, used throughout this report to indicate terms defined in the glossary.

-------------------------------------------------------------------------------
          1  1998 Semiannual Report -- Institutional Money Market Fund

-------------------------------------------------------------------------------

[PHOTO]

SHAISTA B. TAJAMAL
assists with the management of Institutional Money Market Fund. She has eight years of financial experience.

-------------------------------------------------------------------------------


the longer end (10 to 13 months). This structure works well when the difference between yields on short- and longer-term securities decreases, which is what happened during the fourth quarter of 1997 and the first quarter of 1998.

GOING FORWARD, WE BELIEVE ECONOMIC GROWTH WILL MODERATE AND INFLATION WILL REMAIN UNDER CONTROL. Any changes in Federal Reserve Board policy will depend on economic releases in the coming months. We will continue to monitor those releases carefully and formulate our strategy accordingly.

OUR PRIMARY CONCERN IN MANAGING THE FUND IS THE SAFETY OF YOUR PRINCIPAL. We continue to use a fundamental approach to identify high-quality, liquid money market securities that provide competitive yields. Our strategy is designed to add value by actively positioning the portfolios on the yield curve (13 months or less), investing in high-quality securities and managing the funds' average weighted maturity based on our interest rate forecast.

Thank you for your investment in the Institutional Money Market Fund. We remain committed to providing investments that help you achieve your investment goals.

Sincerely,

/s/ Nancy Shellenberger Olsen

Nancy Shellenberger Olsen
Portfolio Manager


-------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
-------------------------------------------------------------------------------
As a percentage of total assets on March 31, 1998.


U.S. Treasury Securities                      2%
Federal Home Loan Bank                        7%
Repurchase Agreements                        22%
Federal Agriculture Mortgage Corporation      3%
Student Loan Marketing Association            7%
Federal Farm Credit Bank                      5%
Federal Home Loan Mortgage Corporation       31%
U.S. Government Agency-Backed Securities      3%
Federal National Mortgage Association        20%


-------------------------------------------------------------------------------
           2  1998 Semiannual Report -- Institutional Money Market Fund

            Financial Statements (Unaudited)

--------------------------------------------------------------------------------
                      STATEMENT OF ASSETS AND LIABILITIES  March 31, 1998
 ................................................................................

ASSETS:
Investments in securities at amortized cost which
  approximates market value (note 2) (including repurchase
  agreements of $82,649,000) ...............................     $  366,553,141
Cash in bank on demand deposit .............................             20,685
Organization costs (note 2) ................................              2,368
Accrued interest receivable ................................          1,150,050
                                                              -----------------
  Total assets .............................................        367,726,244
                                                              -----------------

LIABILITIES:
Dividends payable to shareholders ..........................          1,509,604
Accrued investment management fee ..........................             43,590
                                                              -----------------
  Total liabilities ........................................          1,553,194
                                                              -----------------
  Net assets applicable to outstanding capital stock .......     $  366,173,050
                                                              -----------------
                                                              -----------------

COMPOSITION OF NET ASSETS:
Capital stock and additional paid-in capital ...............     $  366,173,050
                                                              -----------------

  Total - representing net assets applicable to outstanding
    common stock ...........................................     $  366,173,050
                                                              -----------------
                                                              -----------------

NET ASSET VALUE AND OFFERING PRICE:
Net assets .................................................     $  366,173,050
Shares outstanding (authorized 100 billion shares of $0.01
  par value) ...............................................        366,173,050
Net asset value and offering price per share ...............     $         1.00

                      SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

3                                      1998 Semiannual Report - Institutional
                                     Money Market Fund

--------------------------------------------------------------------------------

                      STATEMENT OF OPERATIONS  For the Six Months Ended March
                      31, 1998
 ................................................................................

INCOME:
Interest ...................................................     $    8,434,690
                                                              -----------------

EXPENSES (NOTE 5):
Investment management fee ..................................            224,716
Custodian and accounting fees ..............................             94,865
Transfer agent and dividend disbursing agent fees ..........             11,895
Registration fees ..........................................             65,161
Reports to shareholders ....................................              1,946
Amortization of organization costs .........................              7,063
Directors' fees ............................................              4,036
Audit and legal fees .......................................             20,494
Other expenses .............................................             23,737
                                                              -----------------
  Total expenses ...........................................            453,913
    Less expenses paid indirectly ..........................             (1,498)
                                                              -----------------

  Total net expenses .......................................            452,415
                                                              -----------------

  Net investment income ....................................     $    7,982,275
                                                              -----------------
                                                              -----------------

                      SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

4                                      1998 Semiannual Report - Institutional
                                     Money Market Fund

--------------------------------------------------------------------------------

                      STATEMENTS OF CHANGES IN NET ASSETS
 ................................................................................

                                                                SIX MONTHS
                                                                  ENDED
                                                                 3/31/98        YEAR ENDED
                                                               (UNAUDITED)       9/30/97
                                                              --------------   ------------
OPERATIONS:
Net investment income ......................................   $  7,982,275    $ 13,938,945
                                                              --------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income .................................     (7,982,275)    (13,938,945)
                                                              --------------   ------------

CAPITAL SHARE TRANSACTIONS (NOTE 4):
  Increase in net assets from capital share transactions ...     88,719,060     104,889,203
                                                              --------------   ------------
  Total increase in net assets .............................     88,719,060     104,889,203

Net assets at beginning of period ..........................    277,453,990     172,564,787
                                                              --------------   ------------

Net assets at end of period ................................   $366,173,050    $277,453,990
                                                              --------------   ------------
                                                              --------------   ------------

                      SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

5                                      1998 Semiannual Report - Institutional
                                     Money Market Fund

             Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1) ORGANIZATION
 ................................
                      Piper Institutional Funds Inc. (the company) is registered under the Investment Company Act of 1940 (as amended) as a single, open-end management investment company. The company currently includes one diversified series, Institutional Money Market Fund (the fund). The company's articles of incorporation permit the board of directors to create additional series in the future.

                      Institutional Money Market Fund invests in short-term securities that are issued or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities, and repurchase agreements backed by such securities.

                      There is no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

(2) SUMMARY OF
    SIGNIFICANT
    ACCOUNTING
    POLICIES
 ................................
                      INVESTMENTS IN SECURITIES
                      Pursuant to Rule 2a-7 of the Investment Company Act of 1940 (as amended), securities are valued on the basis of amortized cost, which approximates market value.

                      Security transactions are accounted for on the date the securities are purchased or sold. Interest income, including amortization of discount and premium computed on a straight line basis, is accrued daily.

                      FEDERAL TAXES
                      The fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and not be subject to federal income tax. Therefore, no income tax provision is required. The fund also intends to distribute its taxable net investment income and realized gains, if any, to avoid the payment of any federal excise taxes.

                      DISTRIBUTIONS TO SHAREHOLDERS
                      Distributions to shareholders from net investment income are declared daily and reinvested in additional shares of the fund monthly.

                      REPURCHASE AGREEMENTS
                      For repurchase agreements entered into with certain broker-dealers, the fund, along with other affiliated registered investment companies, may transfer uninvested cash balances into an individual, joint or tri-party trading account, the daily aggregate of which is invested in repurchase agreements secured by U.S. government or agency obligations. Securities pledged as collateral for all individual and joint repurchase agreements are held by the fund's custodian bank until maturity of the repurchase agreement. Securities pledged as collateral for all tri-party repurchase agreements are held by a third-party custodian until maturity of the repurchase agreement. Provisions for all agreements ensure that the daily market value of the collateral is in excess of the repurchase amount, including accrued interest, to protect the fund in the event of a default.

                      ORGANIZATION COSTS
                      Organization costs were incurred in connection with the start up and initial registration of the fund. These costs are amortized over 60 months on a straight-line basis. If any or all of the shares representing initial capital of the fund are redeemed by any holder thereof prior to the end of the

--------------------------------------------------------------------------------

6                                      1998 Semiannual Report - Institutional
                                     Money Market Fund

--------------------------------------------------------------------------------
                      amortization period, the proceeds will be reduced by the unamortized organization cost balance in the same proportion as the number of shares redeemed bears to the number of initial shares outstanding preceding the redemption.

                      USE OF ESTIMATES
                      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from these estimates.

(3) INVESTMENT
    SECURITY
    TRANSACTIONS
 ................................
                      Cost of purchases and proceeds from sales of securities for the six months ended March 31, 1998, aggregated $3,822,096,541 and $3,736,302,957, respectively.

(4) CAPITAL SHARE
    TRANSACTIONS
 ................................
                      Capital share transactions for the fund at net asset value of $1 per share were as follows:

                                          SIX MONTHS ENDED        YEAR ENDED
                                           MARCH 31, 1998     SEPTEMBER 30, 1997
                                          -----------------   -------------------
Sales of fund shares ...................   $ 1,103,714,310      $ 1,521,304,518
Issued for reinvested distributions ....         7,300,474           12,954,196
Redemptions of fund shares .............    (1,022,295,724)      (1,429,369,511)
                                          -----------------   -------------------
                                           $    88,719,060      $   104,889,203
                                          -----------------   -------------------
                                          -----------------   -------------------

(5) EXPENSES
 ................................
                      INVESTMENT MANAGEMENT FEE
                      The company has entered into an investment management agreement with Piper Capital Management Incorporated (Piper Capital) under which Piper Capital manages the fund's assets and furnishes related office facilities, equipment, research and personnel. The agreement requires the fund to pay Piper Capital a monthly fee based on average daily net assets. The fee is equal to an annual rate of 0.15% of the fund's average daily net assets.

                      SHAREHOLDER ACCOUNT SERVICING FEES
                      The company has also entered into shareholder account servicing agreements under which Piper Jaffray and Piper Trust Company (Piper Trust) perform various transfer and dividend disbursing agent services for accounts held at the respective company. The fees, which are paid monthly to Piper Jaffray and Piper Trust for providing these services, are equal to an annual rate of $7.50 per active shareholder account and $1.60 per closed account. For the six months ended March 31, 1998, the fund paid $4,392 and $0 to Piper Jaffray and Piper Trust, respectively, in connection with the shareholder account servicing agreements.

                      OTHER FEES AND EXPENSES
                      In addition to the investment management, distribution and shareholder account servicing fees, the fund is responsible for paying most other operating expenses including: outside directors' fees and expenses; custodian fees; registration fees; printing and shareholder reports; transfer agent fees and expenses; legal, auditing and accounting services; insurance; interest; taxes and other miscellaneous expenses.

--------------------------------------------------------------------------------

7                                      1998 Semiannual Report - Institutional
                                     Money Market Fund

--------------------------------------------------------------------------------

                      Expenses paid indirectly represent a reduction of custodian fees for earnings on miscellaneous cash balances maintained by the fund.

(6) PENDING
    ACQUISITION
 ................................
                      On December 15, 1997, Piper Jaffray Companies Inc., the parent company of the fund's investment advisor, announced that it had entered into an agreement to be acquired by U.S. Bancorp. It is anticipated that this acquisition will be completed in the second quarter of 1998, subject to regulatory approval, the approval of Piper Jaffray Companies shareholders and the satisfaction of customary closing conditions.

                      U.S. Bancorp is a multi-state bank holding company headquartered in Minneapolis, Minnesota with a geographic service area spanning 17 states. As of December 31, 1997, U.S. Bancorp was the 15th largest U.S. commercial bank holding company, with assets of nearly $71.3 billion. U.S. Bank National Association ("U.S. Bank"), a wholly owned subsidiary of U.S. Bancorp, currently acts as the investment advisor to 32 mutual funds (the "First American Funds"). As of December 31, 1997, U.S. Bank, acting through its First American Asset Management group, managed more than $55 billion in assets, including approximately $20.5 billion in assets of the First American Funds.

                      Effective as of the date of the acquisition, SEI Investments Distribution Company will assume the role of the principal distributor for the fund.

                      Under the Investment Company Act of 1940, as amended (the "1940 Act"), consummation of the acquisition of Piper Jaffray Companies by U.S. Bancorp will result in the assignment and automatic termination of the fund's investment advisory agreement with Piper Capital Management Incorporated. The 1940 Act requires that any new investment advisory agreement for the fund be approved by the fund's board of directors and shareholders.

--------------------------------------------------------------------------------

8                                      1998 Semiannual Report - Institutional
                                     Money Market Fund

--------------------------------------------------------------------------------

(7) FINANCIAL
    HIGHLIGHTS
 ................................
                      Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

                      INSTITUTIONAL MONEY MARKET FUND

                                                                       Three Months
                                Six Months Ended      Year Ended           Ended               Year Ended June 30,
                                 March 31, 1998     September 30,      September 30,     --------------------------------
                                   (Unaudited)           1997              1996          1996    1995    1994    1993(b)
                                -----------------   --------------   -----------------   -----   -----   -----   --------
PER-SHARE DATA
Net asset value, beginning of
  period .....................        $ 1.00            $ 1.00             $ 1.00        $1.00   $1.00   $1.00   $1.00
                                     -------           -------            -------        -----   -----   -----   --------
Operations:
  Net investment income ......          0.03              0.05               0.01         0.05    0.05    0.03    0.01
Distributions to shareholders:
  From net investment
    income ...................         (0.03)            (0.05)             (0.01)       (0.05)  (0.05)  (0.03)  (0.01)
                                     -------           -------            -------        -----   -----   -----   --------
    Net asset value, end of
      period .................        $ 1.00            $ 1.00             $ 1.00        $1.00   $1.00   $1.00   $1.00
                                     -------           -------            -------        -----   -----   -----   --------
                                     -------           -------            -------        -----   -----   -----   --------
SELECTED INFORMATION
Total return (a) .............          2.69%             5.32%              1.29%        5.42%   5.26%   3.23%   1.24%
Net assets at end of period
  (in millions) ..............        $  366            $  277             $  173        $ 174   $  52   $  35   $  40
Ratio of expenses to average
  daily net assets ...........          0.30%(c)          0.31%              0.35%(c)     0.35%   0.35%   0.35%   0.35%(c)
Ratio of net investment income
  to average daily net
  assets .....................          5.33%(c)          5.21%              5.06%(c)     5.22%   5.17%   3.26%   3.02%(c)
Ratios before waivers by the
  advisor:
  Ratio of expenses to average
    daily net assets before
    waivers ..................          0.30%(c)          0.31%              0.41%(c)     0.38%   0.49%   0.61%   0.35%(c)
  Ratio of net investment
    income to average daily
    net assets before
    waivers ..................          5.33%(c)          5.21%              5.00%(c)     5.19%   5.03%   3.00%   3.02%(c)

(a) TOTAL RETURN ASSUMES REINVESTMENT OF DISTRIBUTIONS AND DOES NOT REFLECT A SALES CHARGE.
(b)  COMMENCEMENT OF OPERATIONS WAS FEBRUARY 2, 1993.
(c)  ANNUALIZED.

--------------------------------------------------------------------------------

9                                      1998 Semiannual Report - Institutional
                                     Money Market Fund

                     Investments in Securities (Unaudited)
--------------------------------------------------------------------------------

INSTITUTIONAL MONEY MARKET FUND                                   March 31, 1998
 .......................................................................................

                                                            Principal          Market
Description of Security                                      Amount          Value (a)
---------------------------------------------------------  -----------      ------------
(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

U.S. GOVERNMENT AND AGENCY SECURITIES (74.2%):
  FEDERAL AGRICULTURAL MORTGAGE CORPORATION DISCOUNT NOTES (3.4%):
    5.46%, 4/17/98 ......................................  $12,384,000      $ 12,353,948
                                                                            ------------

  FEDERAL FARM CREDIT BANK DISCOUNT NOTES (3.7%):
    5.65%, 4/9/98 .......................................    1,032,000         1,030,704
    5.43%, 4/13/98 ......................................    7,600,000         7,586,244
    5.40%, 4/24/98 ......................................    5,000,000         4,982,750
                                                                            ------------
                                                                              13,599,698
                                                                            ------------

  FEDERAL FARM CREDIT BANK FLOATING RATE NOTES (b) (0.8%):
    5.51%, 11/2/98 ......................................    3,000,000         2,998,289
                                                                            ------------

  FEDERAL FARM CREDIT BANK MEDIUM TERM NOTES (0.3%):
    5.70%, 12/1/98 ......................................    1,000,000           999,358
                                                                            ------------

  FEDERAL HOME LOAN BANK COUPON NOTES (4.4%):
    5.80%, 6/12/98 ......................................    2,155,000         2,154,753
    5.78%, 10/30/98 .....................................    2,000,000         1,999,756
    5.69%, 9/24/98 ......................................    2,000,000         1,999,209
    5.50%, 3/26/99 ......................................    5,000,000         4,992,722
    5.56%, 3/25/99 ......................................    5,000,000         4,997,883
                                                                            ------------
                                                                              16,144,323
                                                                            ------------

  FEDERAL HOME LOAN BANK DISCOUNT NOTES (1.0%):
    5.50%, 5/22/98 ......................................    3,773,000         3,743,602
                                                                            ------------

  FEDERAL HOME LOAN BANK FLOATING RATE NOTES (b) (1.4%):
    5.54%, 2/26/99 ......................................    5,000,000         4,997,778
                                                                            ------------

  FEDERAL HOME LOAN MORTGAGE CORPORATION COUPON NOTES (1.0%):
    5.89%, 5/29/98 ......................................    3,825,000         3,824,360
                                                                            ------------

  FEDERAL HOME LOAN MORTGAGE CORPORATION DISCOUNT NOTES (29.6%):
    5.38%, 4/10/98 ......................................    2,415,000         2,411,750
    5.45%, 4/13/98 ......................................   10,000,000         9,981,833
    5.45%, 4/15/98 ......................................    5,653,000         5,641,019
    5.53%, 4/15/98 ......................................   10,000,000         9,978,494
    5.47%, 4/17/98 ......................................    5,000,000         4,987,933
    5.46%, 4/23/98 ......................................    6,000,000         5,979,980
    5.46%, 4/24/98 ......................................    9,510,000         9,477,342
    5.46%, 4/24/98 ......................................    5,000,000         4,982,558
    5.37%, 4/30/98 ......................................   15,000,000        14,935,113
    5.38%, 4/30/98 ......................................    6,000,000         5,973,997
    5.46%, 4/30/98 ......................................    5,000,000         4,978,008
    5.47%, 5/7/98 .......................................    4,235,000         4,211,835
    5.44%, 5/8/98 .......................................   15,000,000        14,916,133
    5.46%, 5/8/98 .......................................    5,000,000         4,971,942
    5.47%, 4/17/98 ......................................    5,000,000         4,987,844
                                                                            ------------
                                                                             108,415,781
                                                                            ------------

  FEDERAL NATIONAL MORTGAGE ASSOCIATION DISCOUNT NOTES (12.2%):
    5.43%, 5/4/98 .......................................   10,000,000         9,950,225
    5.60%, 4/13/98 ......................................    7,000,000         6,986,933
    5.47%, 4/20/98 ......................................    4,102,000         4,090,158
    5.55%, 4/24/98 ......................................    5,000,000         4,982,271
    5.51%, 4/30/98 ......................................    8,886,000         8,846,559

                                                            Principal          Market
Description of Security                                      Amount          Value (a)
---------------------------------------------------------  -----------      ------------
    5.40%, 6/12/98 ......................................  $10,000,000      $  9,892,000
                                                                            ------------
                                                                              44,748,146
                                                                            ------------

  FEDERAL NATIONAL MORTGAGE ASSOCIATION FLOATING RATE NOTES (b) (4.2%):
    5.28%, 7/14/99 ......................................    4,500,000         4,485,197
    5.53%, 4/1/99 .......................................    5,000,000         4,988,031
    5.28%, 6/2/99 .......................................    2,000,000         1,994,561
    5.27%, 5/11/98 ......................................    4,000,000         3,999,705
                                                                            ------------
                                                                              15,467,494
                                                                            ------------

  FEDERAL NATIONAL MORTGAGE ASSOCIATION MEDIUM TERM NOTES (4.1%):
    5.71%, 9/9/98 .......................................    8,900,000         8,903,559
    6.08%, 5/6/98 .......................................    3,000,000         2,999,697
    5.33%, 2/12/99 ......................................    3,000,000         2,995,753
                                                                            ------------
                                                                              14,899,009
                                                                            ------------

  STUDENT LOAN MARKETING ASSOCIATION FLOATING RATE NOTES (b) (4.3%):
    5.38%, 8/20/98 ......................................    6,000,000         5,996,871
    5.38%, 9/28/98 ......................................    6,740,000         6,737,054
    5.60%, 10/6/98 ......................................    3,000,000         2,999,027
                                                                            ------------
                                                                              15,732,952
                                                                            ------------

  STUDENT LOAN MARKETING ASSOCIATION MEDIUM TERM NOTES (2.2%):
    5.82%, 9/16/98 ......................................    3,000,000         2,999,448
    5.74%, 11/16/98 .....................................    3,000,000         2,999,981
    5.74%, 12/17/98 .....................................    2,000,000         1,998,490
                                                                            ------------
                                                                               7,997,919
                                                                            ------------

  U.S. TREASURY NOTES AND BONDS (1.6%):
    5.13%, 11/30/98 .....................................    3,000,000         2,989,999
    5.50%, 2/28/99 ......................................    3,000,000         3,000,635
                                                                            ------------
                                                                               5,990,634
                                                                            ------------

      Total U.S. Government and Agency Securities
        (cost: $271,913,291)  ...........................                    271,913,291
                                                                            ------------

U.S. GOVERNMENT AGENCY-BACKED SECURITIES (3.3%):
    USA Group Secondary Market Services Inc., LOC Student
      Loan Marketing Association, 5.49%, 4/6/98
      (cost: $11,990,850) ...............................   12,000,000        11,990,850
                                                                            ------------

REPURCHASE AGREEMENTS (22.6%):
    Repurchase agreement with ABN/AMRO, acquired on
      3/26/98, interest of $26,193, 5.63%, 4/2/98 .         23,927,000(c)     23,927,000
    Repurchase agreement with ABN/AMRO, acquired on
      3/26/98, interest of $6,233, 5.61%, 4/3/98 ........    5,000,000(c)      5,000,000
    Repurchase agreement with ABN/AMRO, acquired on
      3/31/98, interest of $2,469, 6.05%, 4/1/98 ........   14,692,000(d)     14,692,000
    Repurchase agreement with Goldman Sachs, acquired on
      3/5/98, interest of $34,471, 5.54%, 4/2/98 ........    8,000,000(e)      8,000,000

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

10                                     1998 Semiannual Report - Institutional
                                     Money Market Fund

--------------------------------------------------------------------------------

INSTITUTIONAL MONEY MARKET FUND
(CONTINUED)

                                                            Principal          Market
Description of Security                                      Amount          Value (a)
---------------------------------------------------------  -----------      ------------
    Repurchase agreement with Morgan Stanley, acquired on
      1/5/98, interest of $135,911, 5.56%, 4/3/98 .......  $10,000,000(e)   $ 10,000,000
    Repurchase agreement with Morgan Stanley, acquired on
      2/12/98, interest of $92,000, 5.52%, 4/3/98 .         12,000,000(e)     12,000,000
    Repurchase agreement with Morgan Stanley, acquired on
      3/27/98, interest of $9,885, 5.63%, 4/3/98 ........    9,030,000(e)      9,030,000
                                                                            ------------

      Total Repurchase Agreements
        (cost: $82,649,000)  ............................                     82,649,000
                                                                            ------------

      Total Investments in Securities
        (cost: $366,553,141) (f)  .......................                   $366,553,141
                                                                            ------------
                                                                            ------------

NOTES TO INVESTMENTS IN SECURITIES:
(a) SECURITIES ARE VALUED IN ACCORDANCE WITH PROCEDURES DESCRIBED IN NOTE 2 TO THE FINANCIAL STATEMENTS.
(b) INTEREST RATE VARIES TO REFLECT CURRENT MARKET CONDITIONS; RATE SHOWN IS THE EFFECTIVE RATE ON MARCH 31, 1998. THE MATURITY DATE REPRESENTS FINAL MATURITY. HOWEVER, FOR PURPOSES OF RULE 2a-7, MATURITY DATE IS THE NEXT INTEREST RATE RESET DATE.
(c) REPURCHASE AGREEMENT WHICH IS COLLATERALIZED BY U.S. GOVERNMENT AGENCY SECURITIES. ACCRUED INTEREST SHOWN REPRESENTS INTEREST DUE AT MATURITY OF THE REPURCHASE AGREEMENT.
(d) REPURCHASE AGREEMENT IN A JOINT TRADING ACCOUNT WHICH IS COLLATERALIZED BY U.S. GOVERNMENT AGENCY SECURITIES. ACCRUED INTEREST SHOWN REPRESENTS INTEREST DUE AT MATURITY OF THE REPURCHASE AGREEMENT.
(e) REPURCHASE AGREEMENT IN A TRI-PARTY ACCOUNT WHICH IS COLLATERALIZED BY U.S. GOVERNMENT AGENCY SECURITIES. ACCRUED INTEREST SHOWN REPRESENTS INTEREST DUE AT MATURITY OF THE REPURCHASE AGREEMENT. TRI-PARTY REPURCHASE AGREEMENTS REPRESENT AGREEMENTS WHERE UNINVESTED CASH BALANCES ARE TRANSFERRED TO AN INDEPENDENT THIRD-PARTY CUSTODIAN AND THE COLLATERAL PLEDGED BY THE COUNTERPARTY TO THE AGREEMENT IS HELD AT THE SAME THIRD-PARTY CUSTODIAN FOR THE BENEFIT OF THE FUND.
(f)  ALSO REPRESENTS COST FOR FEDERAL INCOME TAX PURPOSES.

--------------------------------------------------------------------------------

11                                     1998 Semiannual Report - Institutional
                                     Money Market Fund

GLOSSARY OF TERMS***
-------------------------------------------------------------------------------

AVERAGE WEIGHTED MATURITY
The average maturity is the mean of the maturity dates of a group of securities. The term is used to describe the average time before the securities in a fund mature. Average weighted maturity takes into account the size of each holding represented.

BARBELL STRUCTURE
A barbell investment structure emphasizes securities with long- and short-term maturities and de-emphasizes securities with intermediate-range maturities. This enables a manager to take advantage of the high yields associated with long-term maturities, while still providing liquidity with short-term maturities.

BENCHMARK: INSTITUTIONAL MONEY MARKET FUND
IBC's MONEY FUND REPORT AVERAGES-TM- -- Government-Only, Institutions-Only, as reported by IBC's MONEY FUND REPORT-TM-, which is an average of institutions-only funds investing in U.S. Treasury and government agency securities.

YIELD CURVE
A graph that shows the relationship between the interest rates paid on bonds and their maturities, ranging from the shortest maturities to the longest available (assuming the bonds are all of the same quality). The resulting curve indicates whether short-term interest rates are higher or lower than long-term rates.

WINDOW DRESSING
Trading activity near the end of a quarter or fiscal year that is designed to make a portfolio appear more favorable. For example, a fund manager sells losing positions in a portfolio so only positions that have gained in value will be displayed.

***This report includes a glossary to help you understand financial terms used in the portfolio managers' letter. When you see this symbol, it indicates a word that is defined in the glossary.

-------------------------------------------------------------------------------
       12  1998 Semiannual Report -- Institutional Money Market Fund

DIRECTORS
-------------------------------------------------------------------------------
DAVID T. BENNETT, Chairman, Highland Homes, Inc., USL Products, Inc., Kiefer Built, Inc., of Counsel, Gray, Plant, Mooty, Mooty & Bennett, P.A.
JAYE F. DYER, President, Dyer Management Company
WILLIAM H. ELLIS, Retired President, Piper Jaffray Companies Inc., Piper Capital Management Incorporated
KAROL D. EMMERICH, President, The Paraclete Group
LUELLA G. GOLDBERG, Director, TCF Financial, ReliaStar Financial Corp., Hormel Foods Corp.
DAVID A. HUGHEY, Retired Executive Vice President and Chief Administrative Officer of Dean Witter InterCapital Inc. and Dean Witter Trust Co.
GEORGE LATIMER, Chief Executive Officer, National Equity Funds


OFFICERS
-------------------------------------------------------------------------------
WILLIAM H. ELLIS, Chairman of the Board
PAUL A. DOW, President
ROBERT H. NELSON, Vice President and Treasurer
SUSAN SHARP MILEY, Secretary


INVESTMENT ADVISOR
-------------------------------------------------------------------------------
PIPER CAPITAL MANAGEMENT INCORPORATED
222 South Ninth Street, Minneapolis, MN  55402-3804


TRANSFER AND DIVIDEND DISBURSING AGENTS
-------------------------------------------------------------------------------
INVESTORS FIDUCIARY TRUST COMPANY
1004 Baltimore Avenue, Kansas City, MO  64105-1614
PIPER JAFFRAY INC.
222 South Ninth Street, Minneapolis, MN 55402-3804
PIPER TRUST COMPANY
222 South Ninth Street, Minneapolis, MN 55402-3804


CUSTODIAN AND ACCOUNTING AGENT
-------------------------------------------------------------------------------
INVESTORS FIDUCIARY TRUST COMPANY
801 Pennsylvania Avenue, Kansas City, MO  64105-1307


LEGAL COUNSEL
-------------------------------------------------------------------------------
DORSEY & WHITNEY LLP
220 South Sixth Street, Minneapolis, MN  55402


FOR MORE INFORMATION
-------------------------------

By Phone [GRAPHIC]
-------------------------------
800 866-7778

FOR GENERAL INFORMATION
press 5, our Mutual Fund Services representatives are ready to answer your questions.

TO ORDER LITERATURE
press 5, ask a service representative to mail you additional literature, including a Quarterly Update. You can also request to be put on a mailing list to receive this information automatically each quarter.

By Mail [GRAPHIC]
-------------------------------
Piper Capital Management
Attn: Mutual Fund Services
222 South Ninth Street
Minneapolis, MN 55402-3804

In an effort to reduce costs to our shareholders, we have implemented a process to reduce duplicate mailings of the fund's shareholder reports. This householding process should allow us to mail one report to each address where one or more registered shareholders with the same last name reside. If you would like to have additional reports mailed to your address, please call our Mutual Fund Services area at 800 866-7778, or mail a request to us.

On-Line [GRAPHIC]
-------------------------------
http://www.piperjaffray.com/

-------------------------------------------------------------------------------
           13  1998 Semiannual Report -- Institutional Money Market Fund

INSTITUTIONAL MONEY MARKET FUND
-------------------------------------------------------------------------------


[LOGO]

PIPER FUNDS   222 South Ninth Street
Minneapolis, MN 55402-3804

PIPER JAFFRAY INC., FUND DISTRIBUTOR AND NASD MEMBER.

#20640    5/1998    085-98